Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities (Detail) - MXN ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Previously Reported
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Total costs incurred	$ 176,116,730	$ 239,304,903
Development
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Total costs incurred	123,422,798	171,348,160
Exploration
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Total costs incurred	$ 52,693,932	$ 67,956,743